ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Adjustments to reconcile net loss to net cash provided by operating activities:
Realized gains from investments	(34,065)	(4,871)	(25,302)	(31,230)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(85,411)	(12,214)	(14,258)	(182,561)
Accrued expenses and other current liabilities	281,727	40,286	421,047	210,018
Net cash generated from operating activities	416,094	59,501	258,007	353,697
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/generated from investing activities	(818,783)	(117,084)	620,821	(423,978)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	0	12
Repurchase of ordinary shares	(343,360)	(49,100)	(205,302)	(90,492)
Net cash used in financing activities	(214,140)	(30,622)	(205,302)	(90,480)
Effect of exchange rate changes	2,512	359	(17,139)	10,781
Net (decrease)/increase in cash, cash equivalents and restricted cash	(614,317)	(87,846)	656,387	(149,980)
Cash and cash equivalents at beginning of the year	1,321,118
Cash and cash equivalents at end of the year	596,195	85,255	1,321,118
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(323,307)	(46,232)	(1,048,954)	(7,298)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries and VIEs	401,372	57,396	1,051,659	28,414
Realized gains from investments	(20,357)	(2,911)	(7,773)	(4,946)
Fair value change of fair value option	(20,925)	(2,992)	(5,547)	(5,301)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(70,428)	(10,072)	(517)	4,145
Accrued expenses and other current liabilities	67,327	9,627	(1,085)	(436)
Net cash generated from operating activities	33,682	4,816	(12,217)	14,578
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(372,796)	(53,309)	(74,245)	(250,744)
Repayment from subsidiaries	641,002	91,662	325,466	402,800
Purchase of short-term and long-term investments	(1,842,375)	(263,456)	(1,440,673)	(2,085,667)
Proceeds from redemption of short-term and long-term investments	1,662,408	237,721	1,533,082	2,116,220
Net cash (used in)/generated from investing activities	88,239	12,618	343,630	182,609
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	0	12
Repurchase of ordinary shares	(343,360)	(49,100)	(205,302)	(90,492)
Net cash used in financing activities	(343,360)	(49,100)	(205,302)	(90,480)
Effect of exchange rate changes	41,451	5,928	(3,854)	(11,982)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(179,988)	(25,738)	122,257	94,725
Cash and cash equivalents at beginning of the year	220,713	31,562	98,456	3,731
Cash and cash equivalents at end of the year	¥ 40,725	$ 5,824	¥ 220,713	¥ 98,456